OTHER RECEIVABLES - Movements in the allowances (Details) - Other current receivables - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Movements in the allowances of other receivables
At the beginning of the fiscal year	$ (29)
Increases	(15)	$ (29)
Decreases (includes RECPAM)	10
At the end of the year	$ (34)	$ (29)